SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total patent amortization expense	$ 53,978	$ 79,983
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Total patent amortization expense	54,136	79,983
Awarded Patents [Member] | Patents [Member]
Finite-Lived Intangible Assets [Line Items]
2024	6,493
2025	185
Total patent amortization expense	$ 6,678	$ 25,847